Financial Risk Factors and Risk Management - Designated Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Other financial assets	€ 8,821	€ 8,770
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for EUR Borrowing
Financial Risk Factors and Risk Management
Notional amount	4,550	4,550
Carrying amount
Other financial assets	0	0
Other financial liabilities	(332)	(408)
Change in fair value used for measuring ineffectiveness for the reporting period	(76)	(127)
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for USD Borrowing
Financial Risk Factors and Risk Management
Notional amount	0	0
Carrying amount
Other financial assets	0	0
Other financial liabilities	0	0
Change in fair value used for measuring ineffectiveness for the reporting period	€ 0	€ (1)